RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
RESTRICTED CASH

21. RESTRICTED CASH

Brookfield Renewable’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2017	2016
Operations		$195	$135
Credit obligations		85	104
Development projects		4	11
Total		284	250
Less: non-current	23	(103)	(129)
Current		$181	$121